Derivatives and Hedging Activities - Credit Derivatives Sold and Held (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit Derivatives [Line Items]
Notional Amount	$ 9	$ 2
Payment / Performance Risk	0.00%	0.00%
Other
Credit Derivatives [Line Items]
Notional Amount	$ 9	$ 2
Average Term (Years)	3 years 7 months 13 days	7 years 7 months 20 days
Payment / Performance Risk	1.76%	2.03%